Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Marginal Income Tax Rate			30.00%	39.00%
Deferred Tax Assets Net		$ 541,499,000	$ 429,691,000
Deferred Tax Liabilities		161,635,000	279,469,000
Income Tax Examination Minimum Likelihood Of Tax Benefits Being Realized Upon Ultimate Settlement			50.00%
Deferred Tax Assets Valuation Allowance		1,260,542,000	1,259,358,000
Unrecognized Tax Benefits Interest On Income Taxes Accrued		4,300,000	5,500,000
Income Tax Examination Penalties Accrued		0	0
Unrecognized Tax Benefits That Would Impact Effective Tax Rate		16,900,000	24,200,000
Unrecognized Tax Benefits Expected Decreases Resulting From Settlements With Taxing Authorities		10,000,000
Unrecognized Tax Benefits Current Interest On Income Taxes Accrued		200,000	300,000
Prepaid Taxes		88,360,000	17,441,000
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate		4,400,000	1,100,000	(8,900,000)
Deferred Tax Assets Tax Credit Carryforwards Other		2,666,000	3,459,000
Westernbank Assets Capital Gain Treatment [Member]
Income Taxes [Line Items]
Marginal Income Tax Rate		30.00%
Other Liabilities Member
Income Taxes [Line Items]
Deferred Tax Liabilities		10,000,000	25,000,000
PUERTO RICO
Income Taxes [Line Items]
Income Tax Reconciliation Change In Enacted Tax Rate	103,287,000	0	103,287,000	0
Marginal Income Tax Rate		30.00%
Effective Income Tax Rate Continuing Operations		(12.00%)	43.00%	44.00%
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate		65,662,000	79,876,000	100,586,000
PUERTO RICO | Westernbank Assets Capital Gain Treatment [Member]
Income Taxes [Line Items]
Preferential Tax Rate		15.00%
Prepaid Taxes		72,900,000
PUERTO RICO | Net [Member]
Income Taxes [Line Items]
Income Tax Reconciliation Prior Year Income Taxes	53,600,000		53,600,000
Deferred Tax Assets Net		558,000,000
Banco Popular Puerto Rico Qualified Pension Plan [Member]
Income Taxes [Line Items]
Deferred Tax Assets Other Tax		36,300,000
Deferred Tax Assets, Other Loss Carryforwards		$ 2,400,000